united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 9 /30

Date of reporting period: 06/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 72.1%
172,537	ABFC 2004-HE1 Trust, 1M Libor + 2.55%	4.641	10/25/2033	$173,139
176,034	ABFC 2004-OPT1 Trust, 1M Libor + 5.25%	7.341	12/25/2032	174,599
481,733	ABFC 2004-OPT4 Trust, 1M Libor + 2.18%	4.266	8/25/2033	458,873
625,577	ABFC 2005-HE1 Trust, 1M Libor + 0.74%	2.826	3/25/2035	591,042
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1, 1M Libor + 5.25%	7.341	11/25/2032	302,074
447,512	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 1M Libor + 5.25%	7.341	11/25/2033	414,406
87,499	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor + 2.85%	4.941	7/25/2033	86,524
73,566	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 5.25%	7.341	4/25/2034	54,725
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.38%	5.466	4/25/2034	202,900
1,330,464	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.00%	5.091	4/25/2034	1,238,070
746,249	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.40%	3.486	1/25/2035	634,141
3,633,841	ACE Securities Corp Home Equity Loan Trust Series 2005-HE3, 1M Libor + 0.99%	3.081	5/25/2035	2,372,291
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 3.50%	5.591	5/25/2035	1,183,148
153,043	Adjustable Rate Mortgage Trust 2005-4 (B)	4.099	8/25/2035	151,644
209,021	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.78%	4.871	4/25/2034	200,800
372,476	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.33%	4.421	4/25/2034	362,065
453,384	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-3, 1M Libor + 2.85%	4.941	9/25/2034	435,495
459,824	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 1M Libor + 2.85%	4.941	10/25/2034	411,659
1,057,257	AFC Home Equity Loan Trust, 1M Libor + 0.81%	2.901	6/25/2029	982,715
2,687,780	Alternative Loan Trust 2004-29CB	5.500	1/25/2035	395,174
656,968	Alternative Loan Trust 2005-22T1, 1M Libor + 5.07%	2.979	6/25/2035	61,968
139,434	Alternative Loan Trust 2005-24, Federal Reserve U.S. 12 month 1.31%	2.868	7/20/2035	111,981
181,433	Alternative Loan Trust 2005-36 (B)	3.701	8/25/2035	25,487
1,731,950	Alternative Loan Trust 2005-50CB	6.000	11/25/2035	1,250,832
657,768	Alternative Loan Trust 2005-65CB, 1M Libor + 0.75%	2.841	1/25/2036	503,264
1,369,295	Alternative Loan Trust 2005-65CB	5.500	12/25/2035	1,281,341
721,895	Alternative Loan Trust 2006-36T2, 1M Libor + 0.90%	2.991	12/25/2036	403,788
586,605	Alternative Loan Trust 2006-HY10 (B)	3.590	5/25/2036	520,234
340,132	Alternative Loan Trust 2006-J3	4.750	12/25/2020	301,083
496,823	Alternative Loan Trust 2006- J5	6.500	9/25/2036	280,482
29,808,059	Alternative Loan Trust 2006-OA2 (B)	0.000	5/20/2046	2,165,831
4,660,145	Alternative Loan Trust 2006-OA6, 1M Libor + 0.27%	2.361	7/25/2046	3,470,494
2,075,568	Alternative Loan Trust 2006-OA7, 1M Libor + 0.94%	2.498	6/25/2046	1,873,435
4,276,564	Alternative Loan Trust 2006-OA7, 1M Libor + 0.94%	2.498	6/25/2046	3,808,454
56,079,975	Alternative Loan Trust 2006-OA10 (C)	1.466	8/25/2046	2,916,947
2,245,219	Alternative Loan Trust 2006-OA11, 1M Libor + 0.19%	2.281	9/25/2046	2,060,906
313,978	Alternative Loan Trust 2006-OA19, 1M Libor + 0.18%	2.264	2/20/2047	259,612
4,194,725	Alternative Loan Trust 2006-OC6, 1M Libor + 0.16%	2.251	7/25/2036	4,068,334
322,882	Alternative Loan Trust Resecuritization 2006-22R	6.250	5/25/2036	252,109
397,522	American Home Mortgage Assets Trust 2006-2, Federal Reserve U.S. 12 month 0.96%	2.518	9/25/2046	363,304
317,169	American Home Mortgage Assets Trust 2006-2, 1M Libor + 0.19%	2.281	9/25/2046	287,042
164,556	American Home Mortgage Assets Trust 2006-6, 1M Libor + 0.19%	2.281	12/25/2046	146,973
8,083,549	American Home Mortgage Assets Trust 2007-1, Federal Reserve U.S. 12 month 0.70%	2.258	2/25/2047	5,314,744
6,235,785	American Home Mortgage Investment Trust 2005-4, 1M Libor + 0.76%	2.851	11/25/2045	5,063,132
941,360	American Home Mortgage Investment Trust 2006-3, 1M Libor + 0.46%	2.551	12/25/2046	453,291
491,405	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003 12, 1M Libor + 6.00%	5.040	1/25/2034	537,476
472,517	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-13, 1M Libor + 5.85%	5.108	1/25/2034	473,788
643,196	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-AR2, 1M Libor + 3.05%	5.136	5/25/2033	487,904
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.76%	4.851	5/25/2034	1,104,972
198,688	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	4.191	11/25/2034	185,947
304,844	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 2.03%	4.116	10/25/2031	224,671
1,171,717	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 1.20%	3.291	10/25/2031	1,142,248
80,248	Amortizing Residential Collateral Trust 2002-BC5, 1M Libor + 1.80%	3.891	7/25/2032	79,290
3,721,215	Amortizing Residential Collateral Trust 2002-BC8, 1M Libor + 2.85%	4.941	11/25/2032	3,158,928
1,322,000	Arbor Realty Commercial Real Estate Notes 2017-FL2 Ltd., 1M Libor + 3.25% , 144A	5.323	8/15/2027	1,330,676
621,894	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2003-W4, 144A, 1M Libor + 5.25%	4.599	10/25/2033	538,693
91,880	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 1M Libor + 2.78%	4.103	1/25/2034	74,387
401,758	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 1M Libor + 2.18%	4.266	3/25/2034	395,776
419,871	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W5, 1M Libor + 3.23%	5.316	4/25/2034	400,660
209,936	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W5, 1M Libor + 2.93%	5.016	4/25/2034	208,374
95,848	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 1M Libor + 3.00%	4.512	8/15/2033	95,577
517,096	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 4.13%	6.216	6/25/2034	396,565
580,039	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.55%	4.641	6/25/2034	504,618

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 72.1% (continued)
99,705	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.10%	4.191	6/25/2034	$97,040
80,215	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE8, 1M Libor + 1.05%	3.141	12/25/2034	78,447
463,818	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 144A, 1M Libor + 2.75%	4.841	9/25/2034	288,040
311,861	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 144A, 1M Libor + 1.90%	3.991	9/25/2034	262,525
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1M Libor + 1.23%	3.321	2/25/2035	179,947
1,359,509	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, 1M Libor + 2.03%	4.116	5/25/2035	1,065,148
5,000,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	2.371	7/25/2036	4,006,088
1,781,967	Asset-Backed Pass Through Certificates Series 2002-3, 1M Libor + 3.23%	5.316	8/25/2032	1,106,582
355,569	Asset-Backed Pass-Through Certificates Series 2004-R2, 1M Libor + 2.55%	3.930	4/25/2034	285,549
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.68%	3.771	1/25/2035	1,905,459
62,183	Banc of America Funding 2004-C Trust (B)	3.883	12/20/2034	58,205
271,214	Banc of America Funding 2005-F Trust (B)	3.692	9/20/2035	252,702
118,933	Banc of America Funding 2005-F Trust, 1M Libor + 0.31%	2.394	9/20/2035	87,545
2,000,000	Banc of America Funding 2006-D Trust, 1M Libor + 0.28%	2.364	5/20/2036	1,076,023
2,105,409	BankUnited Trust 2005-1, 1M Libor + 0.39%	2.481	9/25/2045	1,882,479
2,000,000	BBayview Commercial Mortgage Pass-Through Trust 2006-SP1, 1M Libor + 1.35%, 144A	4.341	4/25/2036	1,398,879
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 1M Libor + 1.35%	3.452	6/28/2044	1,859,503
226,977	BCAP LLC Trust 2006-AA2, 1M Libor + 0.17%	2.261	1/25/2037	215,814
427,819	BCMSC Trust 2001-A (B)	8.265	12/15/2030	256,897
798,606	Bear Stearns ALT-A Trust 2003-6 (B)	3.797	1/25/2034	400,856
5,020,499	Bear Stearns ALT-A Trust 2005-10, 1M Libor + 0.50%	2.591	1/25/2036	5,225,603
1,713,569	Bear Stearns ALT-A Trust 2006-4 (B)	3.911	8/25/2036	1,432,354
857,974	Bear Stearns ALT-A Trust 2007-2, 1M Libor + 0.17%	2.261	4/25/2037	677,294
57,888	Bear Stearns ARM Trust 2002-1 (B)	4.292	2/25/2024	54,371
190,247	Bear Stearns ARM Trust 2004-6 (B)	3.739	9/25/2034	167,565
179,696	Bear Stearns ARM Trust 2004-7 (B)	3.750	10/25/2034	173,609
158,362	Bear Stearns ARM Trust 2007-4 (B)	3.783	6/25/2047	146,341
73,192	Bear Stearns Asset Backed Securities I Trust 2004-AC5, 1M Libor + 0.40%	2.491	10/25/2034	64,164
618,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1, 1M Libor + 4.00%	6.091	10/25/2034	602,859
293,321	Bear Stearns Asset Backed Securities I Trust 2004-FR2, 1M Libor + 2.85%	4.941	6/25/2034	258,372
912,695	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.85%	4.941	9/25/2034	741,392
499,190	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.70%	4.791	9/25/2034	461,429
227,870	Bear Stearns Asset Backed Securities I Trust 2004-HE6, 1M Libor + 4.13%	5.477	8/25/2034	115,698
182,516	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 5.63%	7.716	8/25/2034	164,301
195,968	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 2.10%	4.191	8/25/2034	191,247
836,637	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.63%	4.716	9/25/2034	451,835
587,353	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.10%	4.191	9/25/2034	550,809
410,028	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.63%	4.716	11/25/2034	343,674
303,788	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.10%	4.191	11/25/2034	285,773
336,324	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 1M Libor + 2.70%	4.791	12/25/2034	304,671
1,119,771	Bear Stearns Asset Backed Securities I Trust 2005-HE4, 1M Libor + 1.88%	3.966	4/25/2035	1,048,516
973,917	Bear Stearns Asset Backed Securities I Trust 2007-HE2, 1M Libor + 0.17%	2.261	3/25/2037	1,235,151
160,435	Bear Stearns Asset Backed Securities Trust (C)	8.410	10/25/2029	164,574
297,698	Bear Stearns Asset Backed Securities Trust (C)	8.220	10/25/2029	296,402
51,739	Bear Stearns Asset Backed Securities Trust, 1M Libor + 5.63%	7.716	7/25/2034	51,656
302,932	Bear Stearns Asset Backed Securities Trust 2003-AC4 (C)	5.658	9/25/2033	279,637
182,077	Bear Stearns Asset Backed Securities Trust 2003-AC5, 1M Libor + 4.88%	6.966	10/25/2033	183,904
117,071	Bear Stearns Asset Backed Securities Trust 2003-AC6, 1M Libor + 2.65%	4.741	11/25/2033	101,930
215,809	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 3.38%	5.466	1/25/2034	78,445
86,246	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 2.85%	4.941	1/25/2034	74,899
112,358	Bear Stearns Asset Backed Securities Trust 2004-HE1, 1M Libor + 6.00%	5.912	2/25/2034	98,460
331,640	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 4.88%	5.757	3/25/2034	328,423
59,550	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.63%	4.716	3/25/2034	59,317
556,014	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.10%	4.191	3/25/2034	556,912
153,323	Bear Stearns Asset Backed Securities Trust 2004-SD1 (C)	6.000	12/25/2042	148,633
1,125,000	Bear Stearns Asset Backed Securities Trust 2005-SD2, 1M Libor + 3.75%	5.841	12/25/2044	969,683
152,480	Bear Stearns Asset Backed Securities Trust 2007-SD2	6.000	9/25/2046	162,062
644,448	Bear Stearns Mortgage Funding Trust 2006-AR1, 1M Libor + 0.26%	2.351	8/25/2036	1,602,726
1,255,485	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.21%	2.301	12/25/2046	2,777,313
794,693	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.16%	2.251	12/25/2046	748,300
342,294	Bear Stearns Mortgage Funding Trust 2007-AR3, 1M Libor + 0.14%	2.231	3/25/2037	327,567
100,878	BellaVista Mortgage Trust 2005-2, 1M Libor + 0.25%	2.335	5/20/2045	83,794
2,400,000	Bsprt 2017-Fl1 Issuer Ltd, 144A, 1M Libor + 4.25%	6.323	6/15/2027	2,420,685

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 72.1% (continued)
310,091	Carrington Mortgage Loan Trust Series 2004-NC1, 1M Libor + 2.33%	4.416	5/25/2034	$286,719
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 1M Libor + 1.17%	3.261	2/25/2035	939,477
1,116,074	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.25%	2.341	4/25/2036	914,084
1,895,629	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.16%	2.251	10/25/2036	1,783,817
1,923,730	Carrington Mortgage Loan Trust Series 2006-RFC1, 1M Libor + 0.15%	2.241	5/25/2036	1,927,200
2,868,783	CBA Commercial Small Balance Commercial Mortgage, 144A (C)	5.540	1/25/2039	2,405,391
1,042,376	C-BASS 2007-CB1 TRUST (C)	3.674	1/25/2037	503,882
2,312,618	C-BASS 2007-CB1 TRUST (C)	3.674	1/25/2037	1,117,708
308,352	C-BASS 2007-CB1 TRUST, 1M Libor + 0.07%	2.161	1/25/2037	136,704
792,273	CDC Mortgage Capital Trust 2003-HE2, 1M Libor + 2.85%	4.941	10/25/2033	780,425
193,029	CDC Mortgage Capital Trust 2003-HE3, 1M Libor + 2.63%	4.716	11/25/2033	190,097
581,470	CDC Mortgage Capital Trust 2004-HE1, 1M Libor + 1.80%	3.891	6/25/2034	532,926
1,167,271	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 1.80%	3.891	11/25/2034	1,050,754
1,996,810	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 0.92%	3.006	11/25/2034	1,976,470
434,133	Centex Home Equity Loan Trust 2001-b (C)	7.330	7/25/2032	379,687
1,285,330	Centex Home Equity Loan Trust 2004-B, 1M Libor + 1.58%	3.666	3/25/2034	1,220,219
4,049,717	Centex Home Equity Loan Trust 2004-C, 1M Libor + 1.73%	3.816	6/25/2034	3,075,454
169,327	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.00%	3.091	9/25/2034	165,412
372,520	Centex Home Equity Loan Trust 2004-D, 1M Libor + 0.69%	2.781	9/25/2034	371,598
52,501	Chase Funding Loan Acquisition Trust Series 2004-OPT1, 1M Libor + 2.40%	4.491	6/25/2034	52,463
154,556	Chase Funding Trust Series 2003-3	4.885	5/25/2032	102,387
99,537	Chase Mortgage Finance Trust Series 2005-S3	5.500	11/25/2035	96,251
86,130	Chase Mortgage Finance Trust Series 2007-A1 (B)	3.960	2/25/2037	82,638
228,212	Chase Mortgage Finance Trust Series 2007-A1 (B)	4.040	2/25/2037	230,028
2,700,000	ChaseFlex Trust Series 2007-2, 1M Libor + 0.40%	2.491	5/25/2037	2,147,863
1,314,453	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2007-2, 144A, 1M Libor + 0.18%	2.271	5/25/2048	1,036,897
164,950	Chevy Chase Mortgage Funding Corp. ADJ%	2.280	5/25/2035	163,374
730,060	CHL Mortgage Pass-Through Trust 2003-58 (B)	3.711	2/19/2034	715,688
78,745	CHL Mortgage Pass-Through Trust 2004-2 (B)	3.666	3/25/2034	66,955
1,439,378	CHL Mortgage Pass-Through Trust 2004-6 (B)	4.160	5/25/2034	1,297,214
109,219	CHL Mortgage Pass-Through Trust 2005-11 (B)	2.666	4/25/2035	87,717
76,370	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.27%	2.361	4/25/2035	75,998
663,710	CHL Mortgage Pass-Through Trust 2005-14	5.500	7/25/2035	432,204
670,312	CHL Mortgage Pass-Through Trust 2005-2, 1M Libor + 0.68%	2.771	3/25/2035	623,157
191,471	CHL Mortgage Pass-Through Trust 2007-HYB2 (B)	3.523	2/25/2047	172,970
229,242	Citicorp Mortgage Securities Trust Series 2006-4, 6.000% due 8/25/2036	6.000	8/25/2036	161,679
132,948	Citicorp Mortgage Securities Trust Series 2007-7 **	0.000	8/25/2037	105,822
1,612,500	Citicorp Residential Mortgage Trust Series 2006-1 (C)	5.300	7/25/2036	1,592,737
5,346,951	Citicorp Residential Mortgage Trust Series 2006-2 (C)	5.489	9/25/2036	567,526
40,298,466	Citigroup Commercial Mortgage Trust 2015-GC27 (B)	1.576	2/10/2048	2,764,539
443,119	Citigroup Global Markets Mortgage Securities VII, Inc., 1M Libor + 1.35%	3.441	1/25/2032	441,912
379,846	Citigroup Mortgage Loan Trust 2005-3 (B)	3.841	8/25/2035	295,773
1,700,000	Citigroup Mortgage Loan Trust 2006-HE1, 1M Libor + 0.75%	2.841	1/25/2036	1,365,822
2,401,000	Citigroup Mortgage Loan Trust 2007-2	6.000	11/25/2036	2,123,502
153,551	Citigroup Mortgage Loan Trust 2007-AR8 (B)	4.079	7/25/2037	153,136
485,882	Citigroup Mortgage Loan Trust 2007-OPX1 (C)	6.333	1/25/2037	338,379
35,257	Citigroup Mortgage Loan Trust Inc (B)	3.739	2/25/2034	35,472
62,198	Citigroup Mortgage Loan Trust Inc (B)	3.775	3/25/2034	62,314
465,453	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.86%	3.951	2/25/2035	429,493
668,895	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.10%	3.186	2/25/2035	642,052
4,711,517	Citigroup Mortgage Loan Trust Inc, 1M Libor + 0.65%	2.741	10/25/2035	1,463,561
989,046	Citigroup Mortgage Loan Trust Inc., 1M Libor + 0.26%	2.351	11/25/2035	801,695
127,661	CitiMortgage Alternative Loan Trust Series 2007-A1	6.000	1/25/2037	120,174
375,642	Countrywide Asset-Backed Certificates (B)	4.788	7/25/2036	379,948
231,967	Countrywide Asset-Backed Certificates, 1M Libor + 3.38%, 144A	5.466	3/25/2032	223,543
558,011	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	4.341	11/25/2032	458,929
841,422	Countrywide Asset-Backed Certificates, 1M Libor + 2.63%	4.716	12/25/2032	629,618
321,147	Countrywide Asset-Backed Certificates, 1M Libor + 2.55%	4.641	4/25/2033	317,353
459,690	Countrywide Asset-Backed Certificates, 1M Libor + 2.10%	4.191	8/25/2033	449,394
394,224	Countrywide Asset-Backed Certificates, 1M Libor + 1.95%	4.041	3/25/2034	391,948
21,925	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	4.341	7/25/2034	21,650
63,577	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	3.966	10/25/2034	54,943
668,154	Countrywide Asset-Backed Certificates, 1M Libor + 0.50%	2.591	3/25/2036	610,502

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 72.1% (continued)
85,507	Countrywide Asset-Backed Certificates, 1M Libor + 0.38%	2.471	5/25/2037	$78,752
1,716,139	Countrywide Asset-Backed Certificates, 144A, 1M Libor + 0.45%	2.541	3/25/2047	1,334,371
422,898	Credit Suisse First Boston Mortgage Securities Corp. (B)	4.079	6/25/2032	420,619
236,542	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 2.00%	4.091	10/25/2032	231,647
171,900	Credit Suisse First Boston Mortgage Securities Corp. (B)	3.779	3/25/2033	162,914
346,121	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 2.00%	4.091	2/25/2035	327,268
928,113	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.95%	4.041	4/25/2032	840,949
573,151	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	5.091	5/25/2032	560,993
510,507	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 5.63%	7.716	10/25/2032	465,501
230,678	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.43%	3.516	1/25/2033	231,731
61,451	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.91%	3.996	3/25/2033	58,006
221,578	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	3.876	3/25/2034	225,254
108,178	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	3.876	3/25/2034	108,215
145,075	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 4.88%	3.876	3/25/2034	172,478
71,263	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.10%	3.186	1/25/2035	71,142
363,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.63%	2.721	7/25/2035	333,596
324,485	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.70%	4.791	7/25/2035	316,992
3,505,000	Credit-Based Asset Servicing & Securitization LLC, 144A (C)	6.000	9/25/2035	2,617,611
2,920,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.70%, 144A	2.791	7/25/2036	2,805,208
445,000	Credit-Based Asset Servicing & Securitization LLC (C)	4.193	4/25/2037	360,569
1,582,410	Credit-Based Asset Servicing & Securitization LLC (B)	7.204	1/25/2039	1,553,372
1,360,918	Credit-Based Asset Servicing & Securities (B)	5.710	5/25/2050	1,295,546
170,275	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-10 (B)	5.750	5/25/2033	158,993
754,821	CSFB Mortgage-Backed Trust Series 2004-7 (B)	5.930	11/25/2034	369,489
441,912	CWABS Asset-Backed Certificates Trust 2005-1 (B)	5.555	7/25/2035	424,067
783,000	CWABS Asset-Backed Certificates Trust 2005-4 (B)	4.616	7/25/2035	215,852
5,000,000	CWABS Asset-Backed Certificates Trust 2005-7 (B)	5.115	10/25/2035	4,710,793
386,000	CWABS Asset-Backed Certificates Trust 2005-17 (B)	4.472	3/25/2034	389,636
518,038	CWABS Inc Asset-Backed Certificates Series 2004-1, 1M Libor + 1.80%	3.891	12/25/2033	517,902
2,113,923	CWABS Inc Asset-Backed Certificates Trust 2004-4, 1M Libor + 4.50%	6.591	8/25/2033	1,855,924
43,619	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 3.00%	5.091	4/25/2034	43,007
360,269	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 2.33%	4.416	5/25/2034	350,236
145,802	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 0.86%	2.946	8/25/2034	142,825
4,403,401	CWHEQ Revolving Home Equity Loan Trust Series 2005-B, 1M Libor + 0.18%	2.253	5/15/2035	4,264,903
862,967	CWHEQ Revolving Home Equity Loan Trust Series 2006-D, 1M Libor + 0.20%	2.273	5/15/2036	816,688
1,240,897	Deutsche Mortgage Securities ADJ%	2.230	5/28/2037	212,004
35,078	DSLA Mortgage Loan Trust 2004-AR3, 1M Libor + 1.65%	3.735	7/19/2044	31,163
115,798	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.33%	2.415	2/19/2045	21,980
925,819	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.18%	2.265	4/19/2047	773,301
1,007,443	EMC Mortgage Trust Loan Trust ADJ%	4.447	5/25/2039	779,236
415,231	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 3.90%	5.991	12/25/2034	206,194
681,206	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 2.63%	4.716	12/25/2034	625,407
850,860	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	3.891	4/25/2035	734,384
14,679,363	Fannie Mae REMICS, 1M Libor + 6.05%	3.959	3/25/2039	1,082,970
19,187,970	Fannie Mae REMICS, 1M Libor + 6.15%	4.059	4/25/2040	1,789,322
4,119,245	Fannie Mae REMICS, 1M Libor + 6.58%	4.489	8/25/2041	467,173
10,634,269	Fannie Mae REMICS, 1M Libor + 6.05%	3.959	3/25/2047	1,742,347
8,742,558	Fannie Mae REMICS, 1M Libor + 6.05%	3.959	3/25/2047	1,578,136
7,064,462	Fannie Mae REMICS, 1M Libor + 6.15%	4.059	9/25/2047	1,377,570
8,351,890	Fannie Mae REMICS, 1M Libor + 6.20%	4.109	12/25/2047	1,637,272
281,641	FBR Securitization Trust, 1M Libor + 0.68%	2.766	10/25/2035	212,559
582,205	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 2.18%	4.266	6/25/2034	460,839
189,495	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 1.73%	3.816	6/25/2034	182,506
135,821	First Franklin Mortgage Loan Asset Backed Certificates, 1M Libor + 2.10%	4.191	5/25/2034	114,275
262,612	First Franklin Mortgage Loan Trust 2002-FFA, 1M Libor + 2.00%	4.091	9/25/2032	264,978
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 1M Libor + 1.58%	3.66613	2/25/2033	499,995
934,819	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	4.71613	9/25/2033	880,083
411,941	First Franklin Mortgage Loan Trust 2003-FFH2, 1M Libor + 2.37%	4.46113	2/25/2034	385,736
591,477	First Franklin Mortgage Loan Trust 2004-FF5, 1M Libor + 2.40%	4.49113	8/25/2034	567,495
733,203	First Franklin Mortgage Loan Trust 2004-FF7 (C)	5.5	9/25/2034	495,433
337,359	First Franklin Mortgage Loan Trust 2004-FF5, 1M Libor + 2.18%	4.266	9/25/2034	339,345
1,410,531	First Franklin Mortgage Loan Trust 2004-FF8, 1M Libor + 1.43%	3.516	10/25/2034	1,394,133
87,842	First Franklin Mortgage Loan Trust 2004-FFB (B)	4.807183	6/25/2024	87,322

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 72.1% (continued)
5,614,564	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	2.63113	10/25/2035	$5,229,248
3,780,000	First Franklin Mortgage Loan Trust 2006-FF5, 1M Libor + 0.27%	2.361	4/25/2036	2,674,277
5,562,311	First NLC Trust 2005-1, 1M Libor + 0.65%	2.312	5/25/2035	4,885,692
1,919,047	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates 2015-R1, 144A (B)	5.497	11/25/2052	1,842,286
3,726,927	Freddie Mac REMICS, 1M Libor + 6.70%	4.627	2/15/2042	501,637
8,611,526	Freddie Mac REMICS, 1M Libor + 6.10%	4.027	12/15/2044	1,320,493
4,548,355	Freddie Mac REMICS, 1M Libor + 6.10%	4.027	5/15/2047	834,828
5,805,335	Freddie Mac REMICS, 1M Libor + 6.10%	4.027	6/15/2047	1,099,262
14,080,490	Freddie Mac REMICS, 1M Libor + 6.15%	4.077	9/15/2047	2,536,707
11,934,501	Freddie Mac REMICS, 1M Libor + 6.20%	4.127	5/15/2048	2,006,488
85,739	Fremont Home Loan Trust 2004-B, 1M Libor + 2.33%	4.416	5/25/2034	80,967
547,214	Fremont Home Loan Trust 2004-C, 1M Libor + 1.73%	3.816	8/25/2034	483,774
685,903	GE Capital Mortgage Services Corp. 1999-HE3 Trust (B)	7.775	10/25/2029	728,365
281,196	GE Capital Mortgage Services, Inc. ADJ%	7.905	7/25/2029	141,138
1,871,492	Global Mortgage Securitization Ltd. , 1M Libor + 0.27%	2.361	4/25/2032	1,831,501
3,319,809	Global Mortgage Securitization Ltd.	5.250	4/25/2032	3,261,130
1,065,830	GMACM Mortgage Loan Trust 2004-GH1 (C)	5.000	7/25/2035	1,003,818
18,047,303	Government National Mortgage Association (B)	0.802	10/16/2053	646,128
57,920,708	Government National Mortgage Association (B)	0.501	11/16/2052	1,581,641
34,894,301	Government National Mortgage Association (B)	0.479	1/16/2060	1,772,779
143,574	GreenPoint Mortgage Funding Trust 2006-AR3, 1M Libor + 0.23%	2.321	4/25/2036	174,893
663,645	GreenPoint Mortgage Loan Trust 2004-1, 1M Libor + 0.58%	2.666	10/25/2034	618,367
4,176,000	GSAA Home Equity Trust 2005-6, 1M Libor + 1.20%	3.291	6/25/2035	3,064,961
1,692,000	GSAA Trust (C)	5.760	11/25/2034	1,622,311
5,000,000	GSAA Trust, 1M Libor + 0.77%	2.861	6/25/2035	2,768,403
77,755	GSAMP Trust 2003-FM1, 1M Libor + 2.78%	4.859	3/20/2033	78,446
614,438	GSAMP Trust 2003-HE2, 1M Libor + 4.43%	6.516	8/25/2033	642,094
178,106	GSAMP Trust 2003-SEA, 1M Libor + 4.25%, 144A	6.341	2/25/2033	178,174
662,795	GSAMP Trust 2004-HE2, 1M Libor + 3.23%	4.157	9/25/2034	358,252
141,461	GSAMP Trust 2004-HE2, 1M Libor + 1.65%	3.741	9/25/2034	138,399
83,148	GSAMP Trust 2004-OPT, 1M Libor + 2.55%	4.168	11/25/2034	57,879
89,597	GSAMP Trust 2004-WF, 1M Libor + 2.48%	4.566	10/25/2034	76,548
1,600,000	GSAMP Trust 2005-SD2, 1M Libor + 1.45%, 144A	3.541	4/25/2035	1,163,172
6,129,936	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	2.371	5/25/2046	4,275,364
2,126,778	GSMPS Mortgage Loan Trust 2003-3 (B)	7.079	6/25/2043	816,527
182,689	GSR Mortgage Loan Trust 2003-2F	4.750	3/25/2032	178,231
37,000	GSR Mortgage Loan Trust 2004-7 (B)	3.641	6/25/2034	35,536
3,086,654	GSR Mortgage Loan Trust 2006-4F,1M Libor + 0.35%	2.441	5/25/2036	676,884
1,416,307	GSR Mortgage Loan Trust 2006-9F, 1M Libor + 0.35%	2.441	10/25/2036	484,159
33,294	GSR Mortgage Loan Trust 2006-AR2 (B)	3.592	4/25/2036	30,854
722,702	HarborView Mortgage Loan Trust 2004-8, 1M Libor + 0.94%	3.025	11/19/2034	324,607
9,634,499	HarborView Mortgage Loan Trust 2006-10, 1M Libor + 0.24%	2.325	11/19/2036	8,002,707
10,610,647	HarborView Mortgage Loan Trust 2007-1, 1M Libor + 0.18%	2.265	3/19/2037	8,025,799
237,122	Home Equity Asset Trust, 1M Libor + 2.55%	4.641	3/25/2033	235,354
1,333,643	Home Equity Asset Trust, 1M Libor + 3.50%	5.591	3/25/2034	1,207,839
263,366	Home Equity Asset Trust, 1M Libor + 2.50%	4.591	4/25/2034	244,984
601,125	Home Equity Asset Trust, 1M Libor + 2.60%	4.691	8/25/2034	771,408
770,660	Home Equity Asset Trust, 1M Libor + 1.50%	3.591	3/25/2035	752,951
273,508	Home Equity Asset Trust 2002-2, 1M Libor + 1.85%	3.941	6/25/2032	249,437
874,861	Home Equity Asset Trust 2004-4, 1M Libor + 2.75%	4.841	10/25/2034	838,992
215,407	Home Equity Asset Trust 2004-6, 1M Libor + 1.65%	3.741	12/25/2034	209,305
228,974	Home Equity Asset Trust 2006-2, 1M Libor + 0.38%, 144A	2.471	5/25/2036	213,163
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.44%	2.531	3/25/2036	128,714
518,950	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 1M Libor + 2.18%	4.266	12/25/2032	403,469
140,802	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A (C)	5.132	4/25/2033	137,982
544,195	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 3.15%	4.676	11/25/2034	547,787
475,539	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 2.18%	4.266	11/25/2034	475,483
464,872	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 2.63%	4.716	3/25/2035	416,574
419,386	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.88%	3.966	3/25/2035	380,873
210,039	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.43%	3.516	3/25/2035	200,331
345,862	HomeBanc Mortgage Trust 2004-2, 1M Libor + 0.98%	3.066	12/25/2034	331,680
1,215,749	HomeBanc Mortgage Trust 2005-1, 1M Libor + 1.25%	3.341	3/25/2035	1,124,676
453,975	IMC Home Equity Loan Trust 1998-1 (C)	7.530	6/20/2029	442,034

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 72.1% (continued)
9,350	IMC Home Equity Loan Trust 1998-5 (C)	6.560	12/20/2029	$9,583
240,512	Impac CMB Trust Series 2004-6, 1M Libor + 1.95%	4.041	10/25/2034	221,759
594,361	Impac CMB Trust Series 2004-11, 1M Libor + 0.74%	2.831	3/25/2035	550,169
152,476	Impac CMB Trust Series 2005-2, 1M Libor + 2.48%	4.566	4/25/2035	145,953
177,889	Impac CMB Trust Series 2005-2, 1M Libor + 1.13%	3.216	4/25/2035	166,073
1,196,482	Impac CMB Trust Series 2005-2, 1M Libor + 0.77%	2.856	4/25/2035	1,078,114
393,580	Impac CMB Trust Series 2005-3, 1M Libor + 0.64%	2.736	4/25/2035	380,398
142,698	Impac CMB Trust Series 2005-3, 1M Libor + 0.60%	2.691	8/25/2035	113,862
83,740	Impac CMB Trust Series 2005-6, 1M Libor + 3.38%	5.466	10/25/2035	83,408
88,690	Impac Secured Assets CMN Owner Trust	6.500	4/25/2033	79,245
4,069,737	Impac Secured Assets Corp Series 2004-4, 1M Libor + 1.65%	3.741	2/25/2035	3,386,278
18,208	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1M Libor + 0.90%	2.991	8/25/2034	380
114,850	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1M Libor + 0.80%	2.891	8/25/2034	104,636
1,877,977	IndyMac INDX Mortgage Loan Trust 2004-AR6 (B)	3.899	10/25/2034	1,886,792
872,263	JP Morgan Alternative Loan Trust (B)	3.754	5/25/2036	752,070
903,144	JP Morgan Mortgage Trust 2005-A1 (B)	3.866	2/25/2035	766,275
224,945	JP Morgan Mortgage Trust 2006-A6 (B)	3.544	10/25/2036	199,051
461,005	JP Morgan Mortgage Trust 2006-A7 (B)	3.613	1/25/2037	439,746
213,534	JP Morgan Mortgage Trust 2006-S3	6.500	8/25/2036	166,267
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-2, 1M Libor + 0.80%, 144A	2.691	6/25/2037	3,868,852
89,110	Lehman Mortgage Trust 2005-3	6.000	1/25/2036	87,580
132,631	Lehman XS Trust 2007-1, 1M Libor + 0.23%	2.321	2/25/2037	92,612
4,708,694	Lehman XS Trust Series 2005-5N, 1M Libor + 0.36%	2.451	11/25/2035	3,976,440
8,041,899	Lehman XS Trust Series 2005-9N, 1M Libor + 1.06%	2.618	2/25/2036	7,470,024
995,967	Lehman XS Trust Series 2007-7N, 1M Libor + 0.24%	2.331	6/25/2047	904,426
326,061	Lehman XS Trust Series 2007-16N, 1M Libor + 0.85%	2.941	9/25/2047	320,180
3,000,000	Loancore 2018-CRE 1 Issuer, Ltd. ADJ%	5.291	5/15/2028	3,024,843
1	Long Beach Mortgage Loan Trust 2001-2, 1M Libor + 1.95%	3.882	7/25/2031	213,018
369,500	Long Beach Mortgage Loan Trust 2001-4, 1M Libor + 2.48%	4.566	3/25/2032	376,211
74,893	Long Beach Mortgage Loan Trust 2003-3, 1M Libor + 2.78%	4.866	7/25/2033	75,185
277,519	Long Beach Mortgage Loan Trust 2003-4, 1M Libor + 2.63%	4.716	8/25/2033	285,366
56,963	Long Beach Mortgage Loan Trust 2003-4, 1M Libor + 1.65%	3.741	10/25/2034	55,764
140,310	Long Beach Mortgage Loan Trust 2004-4, 1M Libor + 1.80%	3.891	9/25/2034	137,428
4,513,470	Long Beach Mortgage Loan Trust 2005-1, 1M Libor + 1.43%	3.516	2/25/2035	4,350,469
641,553	MASTR Adjustable Rate Mortgages Trust 2004-10	3.826	10/25/2034	375,500
301,221	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.40%	2.491	3/25/2036	63,577
463,417	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.35%	2.441	3/25/2036	96,540
77,786	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 0.96%	3.051	10/25/2034	77,697
123,693	MASTR Asset Securitization Trust 2004-3	5.500	3/25/2034	117,267
332,556	Mastr Specialized Loan Trust, 144A (C)	5.750	7/25/2035	336,292
835,052	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 1M Libor + 2.48%	4.566	7/25/2034	782,880
228,992	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 1M Libor + 4.35%	6.441	8/25/2035	200,150
491,885	Merrill Lynch Mortgage Investors Trust Series 2004-WMC2, 1M Libor + 2.78%	4.866	12/25/2034	457,920
828,187	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 5.63%, 144A	7.716	9/25/2035	796,498
737,694	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 0.80%	2.886	9/25/2035	735,913
19,157	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (B)	3.774	9/25/2037	18,304
887,569	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (B)	4.068	9/25/2037	722,634
125,655	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1 (B)	3.702	2/25/2034	116,510
83,858	Morgan Stanley ABS Capital I Inc Trust 2003-HE1, 1M Libor + 2.85%	4.941	5/25/2033	82,132
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 1M Libor + 4.95%	7.041	4/25/2033	689,431
256,685	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 1M Libor + 5.63%	7.716	6/25/2033	254,060
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.63%	7.716	9/25/2033	484,375
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.40%	7.491	9/25/2033	389,875
732,187	Morgan Stanley ABS Capital I Inc Trust 2003-NC10, 1M Libor + 5.63%	7.716	10/25/2033	750,565
19,356	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 1M Libor + 3.15%	5.241	5/25/2034	19,331
1,365,296	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 1M Libor + 2.03%	4.116	8/25/2034	1,235,422
129,047	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 2.70%	4.791	9/25/2034	125,360
553,170	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 1.95%	4.041	9/25/2034	538,759
1,740,224	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	3.666	11/25/2034	1,622,226
56,246	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 1M Libor + 1.73%	3.816	7/25/2034	54,867
60,445	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 2.78%	4.866	9/25/2034	60,447
495,715	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 1.88%	3.966	9/25/2034	487,949
181,728	Morgan Stanley ABS Capital I Inc Trust 2004-OP1, 1M Libor + 1.58%	3.666	11/25/2034	173,192

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 72.1% (continued)
1,350,834	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.43%	3.516	1/25/2035	$1,232,632
1,477,876	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1M Libor + 1.31%	3.396	12/25/2034	1,420,692
492,840	Morgan Stanley ABS Capital I Inc Trust 2005-HE2, 1M Libor + 1.02%	3.111	1/25/2035	420,647
312,669	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.88%	3.966	1/25/2035	294,471
1,100,106	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.10%	3.186	1/25/2035	1,009,779
2,030,810	Morgan Stanley ABS Capital I Inc Trust 2005-NC2, 1M Libor + 1.04%	3.126	3/25/2035	1,015,091
7,500,000	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	2.471	12/25/2035	6,228,813
1,610,635	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	3.066	2/25/2035	1,241,458
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 1M Libor + 1.05%	3.141	4/25/2035	195,306
92,567	Morgan Stanley Dean Witter Capital ADJ%	5.485	4/25/2033	83,616
143,036	Morgan Stanley Dean Witter Capital I Inc Trust 2001-NC1, 1M Libor + 0.95%	3.036	10/25/2031	164,054
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	2.411	4/25/2037	2,299,062
331,579	Mortgage IT Trust 2004-2, 1M Libor + 0.83%	2.916	12/25/2034	320,338
133,590	Mortgage IT Trust 2005-2, 1M Libor + 1.65%	3.632	5/25/2035	132,843
405,633	Mortgage IT Trust 2005-2, 1M Libor + 0.81%	2.901	5/25/2035	389,283
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.28%	2.371	3/25/2037	2,134,140
1,048,129	New Century Home Equity Loan Trust 2003-6, 1M Libor + 4.76%	6.854	1/25/2034	1,024,461
524,907	New Century Home Equity Loan Trust 2004-1, 1M Libor + 2.33%	4.416	5/25/2034	487,767
134,113	New Century Home Equity Loan Trust 2004-3, 1M Libor + 1.73%	3.816	11/25/2034	131,219
2,019,256	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.20%	3.291	3/25/2035	1,233,244
3,939,211	New Century Home Equity Loan Trust 2005-2, 1M Libor + 1.02%	3.111	6/25/2035	2,032,578
565,281	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.16%	2.251	8/25/2036	539,374
2,119,375	New Century Home Equity Loan Trust Series 2003-2, 1M Libor + 3.00%	5.091	1/25/2033	1,993,158
174,454	New Century Home Equity Loan Trust Series 2003-3, 1M Libor + 5.63%	7.716	7/25/2033	143,607
477,131	New Century Home Equity Loan Trust Series 2003-5 (C)	5.111	11/25/2033	473,129
2,000,000	New Century Home Equity Loan Trust Series 2005-D, 1M Libor + 0.47%	2.561	2/25/2036	1,677,911
5,745,238	New Residential Mortgage LLC, 144A	5.670	5/25/2023	5,756,264
1,281,027	NovaStar Home Equity Loan ADJ%	4.510	6/25/2034	1,186,845
98,506	NovaStar Mortgage Funding Trust Series 2004-3, 1M Libor + 2.78%	4.866	12/25/2034	84,450
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	4.641	3/25/2035	2,283,479
3,450,000	NovaStar Mortgage Funding Trust Series 2005-1, 1M Libor + 1.77%	3.861	6/25/2035	2,366,627
298,286	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.48%	4.566	1/25/2034	272,058
439,085	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.03%	4.116	1/25/2034	411,605
593,107	Option One Mortgage Loan Trust 2004-2, 1M Libor + 2.70%	4.791	5/25/2034	476,402
382,741	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.58%	3.666	5/25/2034	363,216
6,470,397	Optone Delware Trust Adj% (B)	8.661	2/26/2038	4,808,563
270,672	Origen Manufactured Housing	7.820	3/15/2032	267,324
833,790	Ownit Mortgage Loan Trust Series 2004-1, 1M Libor + 2.78%	4.866	7/25/2035	1,076,911
6,293,405	Ownit Mortgage Loan Trust Series 2005-3, 1M Libor + 0.68%	2.766	6/25/2036	6,082,441
2,954,098	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WLL,1M Libor + 1.11%' 144A	3.201	3/25/2035	1,613,304
3,948,817	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	2.751	9/25/2035	1,281,114
178,024	People's Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 2.70%	4.791	10/25/2034	117,045
189,648	People's Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 1.73%	3.816	10/25/2034	188,935
122,183	Popular ABS Mortgage Pass-Through Trust 2005-5 (C)	4.115	11/25/2035	122,282
980,213	Popular ABS Mortgage Pass-Through Trust 2005-A, 1M Libor + 1.65%	3.741	6/25/2035	835,128
700,000	Popular ABS Mortgage Pass-Through Trust 2005-B, 1M Libor + 1.90%	3.991	8/25/2035	667,489
2,731,055	Popular ABS Mortgage Pass-Through Trust 2006-E, 1M Libor + 0.28%	2.371	1/25/2037	1,333,206
516,071	Prime Mortgage Trust 2006-1	5.500	6/25/2036	514,001
695,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.48%	2.571	2/25/2035	522,342
992,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.40%	2.491	2/25/2035	821,806
375,000	Provident Bank Home Equity Loan Trust 1998-4, 1M Libor + 3.50%	5.591	1/25/2030	373,830
261,123	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.84%	2.800	1/25/2031	236,347
940,543	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.78%	2.740	1/25/2031	850,187
2,221,788	Quest Trust, 1M Libor + 5.25%, 144A	4.687	12/25/2033	2,021,155
347,716	Quest Trust, 1M Libor + 4.88%, 144A	6.966	2/25/2034	349,679
325,067	RAAC Series 2004-SP3 Trust, 1M Libor + 1.85%	3.941	9/25/2034	164,751
214,174	RAAC Series 2005-SP2 Trust, 1M Libor + 0.30%	2.391	6/25/2044	194,851
509,528	RAAC Series 2007-RP4 Trust, 1M Libor + 0.35%, 144A	2.441	11/25/2046	461,565
33,491	RALI Series 2003-QS9 Trust, 1M Libor + 0.45%	2.541	5/25/2018	32,436
4,649,456	RALI Series 2006-QO7 Trust, 1M Libor + 0.80%	2.358	9/25/2046	4,243,808
1,102,409	RALI Series 2006-QO8 Trust, 1M Libor + 0.80%	2.291	10/25/2046	1,044,141
70,813	RALI Series 2006-QS7 Trust, 1M Libor + 0.40%	2.491	6/25/2036	55,350
80,229,589	RALI Series 2006-QS12 Trust (B)	0.469	9/25/2036	1,198,470

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 72.1% (continued)
2,106,037	RALI Series 2007-QH5 Trust, 1M Libor + 0.25%	2.341	6/25/2037	$335,511
2,185,304	RALI Series 2007-QH7 Trust, 1M Libor + 0.27%	2.361	8/25/2037	1,029,614
297,057	RAMP Series 2003-RS9 Trust, 1M Libor + 2.70%	4.791	10/25/2033	298,333
182,483	RAMP Series 2003-RS10 Trust, 1M Libor + 2.55%	4.641	11/25/2033	171,671
171,365	RAMP Series 2004-SL1 Trust, 1M Libor + 1.90%	3.991	10/25/2031	171,138
3,750,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	2.791	9/25/2035	2,767,414
1,000,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.63%	2.721	9/25/2035	962,813
409,322	RAMP Series 2005-RS8 Trust, 1M Libor + 0.50%	2.591	9/25/2035	394,163
4,305,962	RASC Series 2001-KS1 Trust (C)	7.487	3/25/2032	4,244,210
1,189,165	RASC Series 2004-KS1 Trust, 1M Libor + 1.58%	3.666	2/25/2034	1,150,100
1,844,466	RASC Series 2004-KS6 Trust	5.217	7/25/2034	1,486,452
319,050	Renaissance Home Equity Loan Trust 2002-3, 1M Libor + 5.25%	7.341	12/25/2032	137,737
28,261	Renaissance Home Equity Loan Trust 2003-3, 1M Libor + 3.25%	5.341	12/25/2033	27,313
3,516,935	Residential Asset Securitization Trust 2007-A9 (B)	7.000	9/25/2037	982,032
34,595,790	Residential Asset Securitization Trust 2005-A11CB (B)	0.324	10/25/2035	330,220
38,321	RFSC Series 2001-RM2 Trust (B)	3.684	6/25/2031	36,487
340,777	SACO I Inc., 144A (B)	5.784	4/25/2039	337,369
1,316,334	SACO I Trust 2006-3, 1M Libor + 0.36%	2.451	4/25/2036	1,294,302
340,167	SACO I Trust 2006-6, 1M Libor + 0.26%	2.351	6/25/2036	339,512
618,856	SASCO Mortgage Loan Trust 2004-GEL2 (C)	5.074	5/25/2034	602,814
719,805	SASCO Mortgage Loan Trust 2004-GEL2	5.074	5/25/2034	580,173
90,037	Saxon Asset Securities Trust 2001-3, 1M Libor + 1.17%	3.261	7/25/2031	88,925
293,342	Saxon Asset Securities Trust 2002-3, 1M Libor + 2.59%	4.679	12/25/2032	258,109
261,730	Saxon Asset Securities Trust 2003-3, 1M Libor + 2.93%	4.352	12/25/2033	215,846
1,709,557	Saxon Asset Securities Trust 2004-1, 1M Libor + 2.63%	2.049	3/25/2035	380,487
271,348	Saxon Asset Securities Trust 2004-2, 1M Libor + 1.91%	3.996	8/25/2035	270,916
948,250	Saxon Asset Securities Trust 2005-1, 1M Libor + 3.53%	4.217	5/25/2035	154,894
1,000,000	Saxon Asset Securities Trust 2005-3, 1M Libor + 1.80%	3.891	11/25/2035	191,205
5,250,000	Saxon Asset Securities Trust 2006-1, 1M Libor + 0.77%	2.856	3/25/2036	870,583
4,500,000	Saxon Asset Securities Trust 2007-4, 1M Libor + 3.00%, 144A	5.091	12/25/2037	2,251,297
30,746	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 3.00%	5.091	2/25/2034	25,308
208,688	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 2.18%	4.266	2/25/2034	195,695
100,141	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 1.73%	3.816	2/25/2034	100,246
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 1M Libor + 1.68%	3.771	9/25/2034	125,289
283,257	Security National Mortgage Loan Trust ADJ%	2.360	2/25/2035	247,804
415,731	Sequoia Mortgage Trust 9, 1M Libor + 1.13%	3.209	9/20/2032	373,020
203,619	Soundview Home Loan Trust 2004-WMC1, 1M Libor + 1.20%	3.291	1/25/2035	200,415
3,528,909	Soundview Home Loan Trust 2006-3, 1M Libor + 0.16%	2.251	11/25/2036	3,466,644
460,709	Soundview Home Loan Trust 2007-OPT2, 1M Libor + 0.18%	2.271	7/25/2037	403,418
166,801	Specialty Underwriting & Residential Finance Trust Series 2003-BC2, 1M Libor + 4.50%	6.591	6/25/2034	163,833
330,957	Specialty Underwriting & Residential Finance Trust Series 2003-BC3, 1M Libor + 2.40%	4.491	8/25/2034	317,614
443,457	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 2.55%	4.641	2/25/2035	357,797
246,329	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 1.95%	4.041	2/25/2035	241,427
56,624	Specialty Underwriting & Residential Finance Trust Series 2004-BC3, 1M Libor + 2.63%	4.716	7/25/2035	55,674
2,999,327	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 (B)	3.588	9/25/2035	2,658,644
191,352	Structured Asset Investment Loan Trust, 1M Libor + 4.50%	6.591	10/25/2033	201,868
260,149	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 1.38%	3.471	4/25/2033	256,063
145,759	Structured Asset Investment Loan Trust 2003-BC4, 1M Libor + 4.88%	6.966	6/25/2033	126,313
851,404	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 4.50%	6.591	8/25/2033	746,848
68,262	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 2.63%	4.716	8/25/2033	66,151
473,390	Structured Asset Investment Loan Trust 2003-BC10, 1M Libor + 4.50%	6.591	10/25/2033	475,829
232,143	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 1.73%	3.816	9/25/2034	231,506
135,450	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 0.93%	3.021	9/25/2034	135,445
71,562	Structured Asset Investment Loan Trust 2004-9, 1M Libor + 2.78%	4.866	10/25/2034	67,833
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.28%	3.366	12/25/2034	504,044
7,666,769	Structured Asset Mortgage Investments II Trust 2005-AR2, 1M Libor + 0.46%	2.551	5/25/2045	6,418,450
860,653	Structured Asset Mortgage Investments II Trust 2006-AR3, 1M Libor + 0.21%	2.301	4/25/2036	796,083
90,512	Structured Asset Mortgage Investments II Trust 2006-AR7, 1M Libor + 0.20%	2.291	8/25/2036	105,584
672,286	Structured Asset Mortgage Investments II Trust 2007-AR4, 1M Libor + 0.25%	2.341	9/25/2047	2,866,316
624,828	Structured Asset Securities Corp Assistance Loan Trust 2003-AL1, 144A	3.357	4/25/2031	603,555
58,944	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	57,173
453,602	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	372,597
210,883	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-36XS (C)	5.623	11/25/2033	130,957

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 72.1% (continued)
171,251	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2004-6XS (C)	5.670	3/25/2034	$174,741
675,842	Structured Asset Securities Corp Pass-Through Certificates Series 2002-AL1	3.450	2/25/2032	669,646
516,726	Terwin Mortgage Trust 2003-7SL, 144A (B)	8.000	12/25/2033	500,512
903,199	Terwin Mortgage Trust 2004-18SL, 144A (B)	8.000	10/25/2034	832,485
376,242	Terwin Mortgage Trust 2006-HF-1, 144A (B)	4.560	2/25/2037	321,048
260,000	Terwin Mortgage Trust 2007-QHL1, 1M Libor + 1.50%, 144A	3.591	10/25/2038	225,596
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE (B)	6.000	7/25/2034	148,443
107,103	Terwin Mortgage Trust Series TMTS 2003-5SL, 144A (B)	8.000	10/25/2034	104,985
114,975	Terwin Mortgage Trust Series TMTS 2003-8HE, 1M Libor + 2.40%	4.491	12/25/2034	114,212
1,822,567	TRU 2016-1 Trust 2016-TOYS, 1M Libor + 2.25%, 144A	4.323	11/15/2030	1,809,184
1,424,260	Truman Capital Mortgage Loan Trust, 1M Libor + 2.75%, 144A	4.841	1/25/2034	1,280,285
1,522,078	UCFC Home Equity Loan Trust 1998-D	7.750	4/15/2030	1,462,541
277,290	Voyager CNTYW Delaware Trust	47.632	2/16/2036	239,895
852,799	Wachovia Bank Commercial Mortgage Trust Adj%	5.365	5/15/2043	794,716
56,210	WaMu Mortgage Pass-Through Certificates Series 2003-S10 Trust (B)	4.710	10/25/2018	56,141
206,457	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 Trust, 1M Libor + 1.50%	2.314	5/25/2046	195,361
2,549,456	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust, 1M Libor + 0.06%	2.151	10/25/2036	1,469,964
1,042,148	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 4.50%, 144A	6.591	10/25/2034	1,015,125
1,056,238	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 144A (B)	5.000	10/25/2034	979,397
966,466	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 2.82%	4.911	10/25/2034	961,616
276,417	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%	5.841	4/25/2035	281,448
1,775,415	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%, 144A	5.841	4/25/2035	1,743,592
383,980	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, 1M Libor + 0.95%	3.041	4/25/2034	364,115
737,858	Wells Fargo Mortgage Backed Securities 2004-BB Trust (B)	3.740	1/25/2035	745,774
283,375	Wells Fargo Mortgage Backed Securities 2004-C Trust (B)	4.165	4/25/2034	149,174
100,058	Wells Fargo Mortgage Backed Securities 2005-AR8 Trust (B)	4.040	6/25/2035	96,940
236,193	Yale Mortgage Loan Trust 2007-1, 144A, 1M Libor + 0.40%	2.491	6/25/2037	105,643
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $434,430,559)			454,808,265

	COMMERCIAL MORTGAGE BACKED SECURITIES - 7.9%
192,690	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.66%	2.751	8/25/2035	166,341
192,690	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.62%	2.711	8/25/2035	180,319
943,410	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.61%	2.701	8/25/2035	902,199
725,798	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.48%	2.571	8/25/2035	696,431
1,584,771	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 1.10%	3.191	11/25/2035	1,495,389
673,005	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.51%	2.601	11/25/2035	637,178
1,123,301	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.44%	2.531	11/25/2035	1,091,642
1,909,911	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.42%	2.511	7/25/2036	1,813,505
157,140	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.31%	2.401	7/25/2036	152,673
1,835,056	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.23%	2.321	12/25/2036	1,776,138
989,783	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.49%	2.581	1/25/2037	827,224
3,189,149	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.47%	2.561	1/25/2037	2,755,897
705,311	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.29%	2.381	3/25/2037	615,544
198,662	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.22%	2.311	3/25/2037	190,953
2,649,346	Bayview Commercial Asset Trust 2007-2, 144A, 1M Libor + 0.32%	2.411	7/25/2037	2,544,235
3,047,136	Bayview Commercial Asset Trust 2007-4, 144A, 1M Libor + 0.55%	2.641	9/25/2037	2,543,985
13,628,500	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.50%	3.591	10/25/2037	8,955,595
6,278,044	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.00%	3.091	10/25/2037	6,290,452
9,000,000	Bayview Commercial Asset Trust 2007-6, 144A, 1M Libor + 1.50%	3.591	12/25/2037	6,782,956
736,973	Bayview Commercial Asset Trust 2008-1, 144A, 1M Libor + 1.50%	3.591	1/25/2038	738,847
1,063,300	Bayview Commercial Asset Trust Adj%	2.520	1/25/2037	858,813
1,568,099	Bayview Commercial Asset Trust Adj%	2.290	7/25/2036	1,519,848
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 144A (B)	7.251	3/25/2049	1,578,979
1,355,120	Credit Suisse Commercial Mortgage Trust Series 2006-C1, 144A (B)	5.886	2/15/2039	1,369,981
268,541	Credit Suisse Commercial Mortgage Trust Series 2006-C4, 144A (B)	5.568	9/15/2039	270,595
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (B)	6.142	4/17/2045	226,357
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (B)	6.142	4/17/2045	81,454
231,635	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 (B)	5.464	1/15/2049	232,503
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ, 144A	5.000	6/15/2032	1,500,000
30,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, 144A (B)	1.054	4/15/2047	1,312,925
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $46,962,186)			50,108,958

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 5.3%
	FINANCIAL - 5.3%
7,044,100	Ditech Holding Corp. (A)	9.000	12/31/2024	$5,811,383
5,320,000	Freedom Mortgage Corp. 144A	8.125	11/15/2024	5,173,700
5,000,000	Freedom Mortgage Corp. 144A	8.250	4/15/2025	4,912,500
9,150,000	Ocwen Financial Corp. 144A	8.375	11/15/2022	9,493,125
8,000,000	TitleMax Finance Corp. 144A	11.125	4/1/2023	8,150,000
				33,540,708
	MATERIALS - 0.0%
95,275	Cobre Del Mayo SA de CV, 144A	8.750	11/15/2021	39,539

	TOTAL CORPORATE BONDS (Cost $33,068,245)			33,580,247

	OTHER MORTGAGE BACKED SECURITIES - 1.6%
1,498,680	Conseco Financial Corp. (B)	7.950	11/15/2026	974,337
3,953,545	Conseco Financial Corp. (B)	6.970	5/15/2029	3,318,317
3,600,283	Conseco Financial Corp. (B)	6.830	4/1/2030	3,243,848
904,993	Conseco Finance Securitizations Corp. (B)	7.690	3/1/2031	812,729
4,143,097	Conseco Finance Securitizations Corp. (B)	9.980	12/1/2033	901,370
106,781	Irwin Home Equity Loan Trust 2006-1, 1M Libor + 0.42%, 144A	2.511	9/25/2035	99,269
218,688	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR1, 1M Libor + 0.60%	3.191	8/25/2034	202,873
243,885	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 (B)	4.233	6/25/2036	220,496
294,150	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1M Libor + 0.62%, 144A	2.711	1/25/2036	328,969
	TOTAL OTHER MORTGAGE BACKED SECURITIES (Cost $9,769,749)			10,102,208

	U.S. GOVERNMENT TREASURY - 3.3% **
4,000,000	United States Treasury Bill	0.000	7/5/2018	3,999,448
6,000,000	United States Treasury Bill	0.000	7/26/2018	5,993,110
6,000,000	United States Treasury Bill	0.000	8/9/2018	5,988,489
3,000,000	United States Treasury Bill	0.000	8/23/2018	2,992,119
2,000,000	United States Treasury Bill	0.000	9/13/2018	1,992,271
	TOTAL U.S. GOVERNMENT TREASURY (Cost $20,964,000)			20,965,437

	SHORT-TERM INVESTMENT - 11.2%
Shares	MONEY MARKET FUND - 11.2%
70,358,098	Goldman Sachs Financial Square Funds - Government Fund
	Government Fund, to yield 1.61% * (Cost $70,358,098)			70,358,098

	TOTAL INVESTMENTS - 101.4% (Cost - $615,552,837)			$639,923,213
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%			(9,099,547)
	NET ASSETS - 100.0%			$630,823,666

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
** Zero Coupon Bond
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2018 144A securities amounted to $131,859,390 or 20.9% of net assets.
LIBOR - London Interbank Offered Rate
(A) PIK - Pay-in-kind security.
(B) Variable rate security.
(C) STEP Coupon Bond

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Non-Agency Residential Mortgage Backed Securities	$-	$454,595,247	$213,018	$454,808,265
Commercial Mortgage Backed Securities	-	50,108,958	-	50,108,958
Corporate Bond	-	33,580,247	-	33,580,247
Other Mortgage Backed Securities	-	10,102,208	-	10,102,208
U.S. Government Treasury	-	20,965,437	-	20,965,437
Short-Term Investment	70,358,098	-	-	70,358,098
Total	$70,358,098	$569,352,097	$213,018	$639,923,213

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of any level at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Residential Mortgage Backed Securities
Beginning Value	$-
Total realized gain (loss)	-
Appreciation (Depreciation)	-
Corporate Action	-
Purchases	213,018
Proceeds from Sales	-
Net transfers in/out of level 3	-
Ending Value	$213,018

Significant unobservable valuation inputs for Level 3 investments as of June 30, 2018, are as follows:
	Fair Value at June 30,2018	Valuation Technique	Unobservable Inputs
Deer Park Total Return Credit Fund
Non-Agency Residential Mortgage Backed Securities
Long Beach Mortgage Loan Trust 2001-2	$213,018	Bankruptcy	Potential future cash payments

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$615,552,837	$32,089,927	$(7,719,551)	$24,370,376

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer / President

Date 08/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer / President

Date 08/28/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 08/28/2018